Loans Receivable	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.	Loans Receivable –

At June 30, 2012 and December 31, 2011 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	2012	2011	2012	2011	2012	2011
current	$3,975,024	$4,373,116	$269,896	$252,736	$4,244,920	$4,625,852
1-30	300,651	211,550	64,644	85,433	365,295	296,983
31-60	190,390	189,304	40,809	30,526	231,199	219,830
61-90	153,048	186,385	49,610	36,544	202,658	222,929
91-120	126,675	170,622	-	-	126,675	170,622
121-150	136,948	188,983	-	-	136,948	188,983
151-180	159,401	163,614	-	-	159,401	163,614
	5,042,137	5,483,574	424,959	405,239	5,467,096	5,888,813
Allowance for losses	(852,000)	(942,000)	(53,000)	(59,000)	(905,000)	(1,001,000)
	$4,190,137	$4,541,574	$371,959	$346,239	$4,562,096	$4,887,813